Pioneer Multi-Asset Income Fund

Schedule of Investments | April 30, 2021

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

ca

Shares	Value
UNAFFILIATED ISSUERS - 95.5%
COMMON STOCKS - 53.4% of Net Assets
Aerospace & Defense - 0.5%
461,569(a)	Hensoldt AG	$7,980,100
Total Aerospace & Defense	$7,980,100
Air Freight & Logistics - 0.5%
401,547	Cia de Distribucion Integral Logista Holdings SA	$8,352,093
Total Air Freight & Logistics	$8,352,093
Airlines - 0.1%
64,081(a)	JET2 Plc	$1,319,964
Total Airlines	$1,319,964
Automobiles - 1.0%
915,691	Stellantis NV	$15,219,329
Total Automobiles	$15,219,329
Banks - 10.1%
831,128(a)	ABN AMRO Bank NV (144A)	$10,740,102
38,303,000	Bank of China, Ltd., Class H	15,238,253
14,567(a)	BAWAG Group AG (144A)	787,075
2,550,500	BOC Hong Kong Holdings Ltd.	8,997,457
1,543,100	Grupo Financiero Banorte SAB de CV, Class O	8,762,536
1,111,793	KB Financial Group, Inc.	54,407,505
4,921,800	Mitsubishi UFJ Financial Group, Inc.	26,026,261
740,900	Sumitomo Mitsui Financial Group, Inc.	25,771,024
107,098	Wells Fargo & Co.	4,824,765
Total Banks	$155,554,978
Beverages - 0.2%
62,100	Asahi Group Holdings, Ltd.	$2,593,536
Total Beverages	$2,593,536
Biotechnology - 1.7%
230,074	AbbVie, Inc.	$25,653,251
Total Biotechnology	$25,653,251
Capital Markets - 1.3%
189,021	AllianceBernstein Holding LP	$8,148,695
5,225	Artisan Partners Asset Management, Inc.	266,057
130,191	Brightsphere Investment Group, Inc.	2,930,599
83,870	Lazard, Ltd.	3,773,311
34,981	Morgan Stanley	2,887,682
98,712	UBS Group AG	1,504,806
Total Capital Markets	$19,511,150
Chemicals - 0.1%
1,814,382	Chevron Lubricants Lanka Plc	$ 843,343
Total Chemicals	$ 843,343
Communication Services - 0.2%
1,674,044(a)	ITV Plc	$2,797,445
Total Communication Services	$2,797,445
Construction & Engineering - 0.7%
17,839,500	Sinopec Engineering Group Co., Ltd., Class H	$11,047,694
Total Construction & Engineering	$11,047,694
Consumer Discretionary - 0.8%
153,017	Omnicom Group, Inc.	$12,587,178
Total Consumer Discretionary	$12,587,178
Diversified Financial Services - 0.2%
188,900	ORIX Corp.	$3,037,297
Total Diversified Financial Services	$3,037,297
Diversified Telecommunication Services - 1.4%
1,138,907	Deutsche Telekom AG	$21,908,926
Total Diversified Telecommunication Services	$21,908,926
Electric Utilities - 0.8%
309,471	FirstEnergy Corp.	$11,735,140
Total Electric Utilities	$11,735,140
Electrical Equipment - 0.2%
204,500	Mitsubishi Electric Corp.	$3,146,873
Total Electrical Equipment	$3,146,873
Equity Real Estate Investment Trusts (REITs) - 0.2%
1,544,500	Frasers Logistics & Commercial Trust	$1,706,245
339,300	Mapletree Industrial Trust	721,617
166,530	Mapletree Logistics Trust	249,047
Total Equity Real Estate Investment Trusts (REITs)	$2,676,909
Financials - 0.6%
125,279	Citigroup, Inc.	$8,924,876
Total Financials	$8,924,876
Food & Staples Retailing - 2.0%
45,252	Magnit PJSC	$3,077,301
478,315	Magnit PJSC (G.D.R.)	6,737,067
281,300	Seven & I Holdings Co., Ltd.	12,093,031
Shares	Value
Food & Staples Retailing - (continued)
138,938	Walgreens Boots Alliance, Inc.	$7,377,608
48,325	X5 Retail Group NV (G.D.R.)	1,483,577
Total Food & Staples Retailing	$30,768,584
Food Products - 0.3%
67,073	Danone SA	$4,728,033
Total Food Products	$4,728,033
Gas Utilities - 0.7%
519,203	Enagas SA	$11,311,188
Total Gas Utilities	$11,311,188
Health Care - 2.4%
362,204	Gilead Sciences, Inc.	$22,989,088
86,228	Johnson & Johnson	14,031,882
Total Health Care	$37,020,970
Household Durables - 0.5%
180,737	Persimmon Plc	$7,817,686
Total Household Durables	$7,817,686
Industrial Conglomerates - 0.3%
128,000	Toshiba Corp.	$5,287,224
Total Industrial Conglomerates	$5,287,224
Information Technology - 0.9%
261,989	Cisco Systems, Inc.	$13,337,860
Total Information Technology	$13,337,860
Insurance - 1.7%
14,122	Allianz SE	$3,674,230
26,813	AXA SA	758,382
34,799	NN Group NV	1,739,240
583,181	Old Republic International Corp.	14,357,916
132,000	Ping An Insurance Group Co. of China, Ltd., Class H	1,443,714
144,800	Power Corp. of Canada	4,221,368
Total Insurance	$26,194,850
IT Services - 0.7%
81,840	International Business Machines Corp.	$11,611,459
Total IT Services	$11,611,459
Leisure Products - 0.2%
5,134,000	Honma Golf, Ltd. (144A)	$2,835,679
Total Leisure Products	$2,835,679
Metals & Mining - 0.3%
54,597	Rio Tinto Plc	$4,581,376
Total Metals & Mining	$4,581,376
Mortgage Real Estate Investment Trusts (REITs) - 3.8%
435,753	AGNC Investment Corp.	$7,813,051
460,130	Annaly Capital Management, Inc.	4,177,980
725,494	New Residential Investment Corp.	7,777,296
397,275	PennyMac Mortgage Investment Trust	7,965,364
1,264,031	Redwood Trust, Inc.	14,043,384
346,642	Starwood Property Trust, Inc.	8,950,297
1,026,070	Two Harbors Investment Corp.	8,003,346
Total Mortgage Real Estate Investment Trusts (REITs)	$58,730,718
Multi-Utilities - 1.6%
1,002,921	CenterPoint Energy, Inc.	$24,561,535
Total Multi-Utilities	$24,561,535
Oil, Gas & Consumable Fuels - 8.9%
999,639	Avance Gas Holding, Ltd. (144A)	$5,259,233
1,312,421	BW LPG, Ltd. (144A)	9,732,103
482,800	Enable Midstream Partners LP	3,567,892
1,180,412	Energy Transfer LP	10,163,347
245,556	Enterprise Products Partners LP	5,650,243
1,266,600	Inpex Corp.	8,644,468
47,954	LUKOIL PJSC (A.D.R.)	3,703,967
49,022	Magellan Midstream Partners LP	2,292,759
298,317	Marathon Petroleum Corp.	16,601,341
614,769	MPLX LP	16,592,615
404,929	PBF Logistics LP	6,235,907
418,910	Rosneft Oil Co. PJSC (G.D.R.)	2,896,344
805,257	Royal Dutch Shell Plc, Class B (A.D.R.)	28,836,253
202,020	Shell Midstream Partners LP	3,117,169
321,234	TOTAL SE	14,222,538
Total Oil, Gas & Consumable Fuels	$137,516,179
Pharmaceuticals - 3.5%
67,800	Eisai Co., Ltd.	$4,421,996
243,928	GlaxoSmithKline Plc	4,512,801
1,162,711	Pfizer, Inc.	44,938,780
Total Pharmaceuticals	$53,873,577
Real Estate Management & Development - 0.2%
118,870	Grand City Properties SA	$3,195,633
995	LEG Immobilien SE	138,411
Shares	Value
Real Estate Management & Development - (continued)
4,779	TAG Immobilien AG	$ 147,724
Total Real Estate Management & Development	$3,481,768
Semiconductors & Semiconductor Equipment - 0.1%
34,700	Ulvac, Inc.	$1,587,302
Total Semiconductors & Semiconductor Equipment	$1,587,302
Software - 0.8%
72,635(a)	VMware, Inc.	$11,681,887
Total Software	$11,681,887
Technology Hardware, Storage & Peripherals - 1.6%
368,000	Asustek Computer, Inc.	$4,949,846
1,230,000	Catcher Technology Co., Ltd.	8,690,170
717,907	Hewlett Packard Enterprise Co.	11,500,870
Total Technology Hardware, Storage & Peripherals	$25,140,886
Trading Companies & Distributors - 0.5%
39,900	Inaba Denki Sangyo Co., Ltd.	$ 933,026
112,900	Mitsubishi Corp.	3,119,327
159,400	Mitsui & Co., Ltd.	3,359,205
Total Trading Companies & Distributors	$7,411,558
Utilities - 1.5%
265,521	American Electric Power Co., Inc.	$23,554,368
Total Utilities	$23,554,368
Wireless Telecommunication Services - 0.3%
230,437	Vodafone Group Plc (A.D.R.)	$4,366,781
Total Wireless Telecommunication Services	$4,366,781
TOTAL COMMON STOCKS
(Cost $720,378,734)	$822,291,550
PREFERRED STOCK - 0.1% of Net Assets
7,000	Qurate Retail, Inc., 8.0%, 3/15/31	$ 732,200
TOTAL PREFERRED STOCK
(Cost $698,221)	$ 732,200
Principal Amount USD ($)
ASSET BACKED SECURITIES - 0.2% of Net Assets
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.0%, 7/17/37 (144A)	$ 587,747
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	850,856
500,000+	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	475,000
800,000(b)	STAR Trust, Series 2021-SFR1, Class H, 4.566% (1 Month USD LIBOR + 445 bps), 4/17/38 (144A)	798,784
TOTAL ASSET BACKED SECURITIES
(Cost $2,676,439)	$2,712,387
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3% of Net Assets
290,000(b)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.456% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 304,499
2,100,000(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.956% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	2,189,250
470,000(b)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.106% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	470,001
1,900,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	1,901,926
1,270,000(c)	CFMT LLC, Series 2020-HB4, Class M5, 6.0%, 12/26/30 (144A)	1,271,694
1,000,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	995,071
4,100,000(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.356% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	4,237,354
2,700,000(b)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.606% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,697,819
4,430,000(b)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.106% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	4,450,611
2,670,000(b)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.706% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,709,613
2,900,000(b)	Eagle Re, Ltd., Series 2021-1, Class M2, 4.465% (SOFR30A + 445 bps), 10/25/33 (144A)	2,943,506
1,460,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.206% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	1,523,723
1,100,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.456% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	1,297,705
1,340,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.81% (SOFR30A + 480 bps), 10/25/50 (144A)	1,418,900
4,200,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.51% (SOFR30A + 1,150 bps), 10/25/50 (144A)	5,373,152
850,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.01% (SOFR30A + 300 bps), 12/25/50 (144A)	843,453
1,700,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.66% (SOFR30A + 565 bps), 12/25/50 (144A)	1,697,879
2,500,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.356% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	2,634,523
3,070,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.76% (SOFR30A + 475 bps), 1/25/51 (144A)	2,904,821
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,170,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA3, Class B2, 6.26% (SOFR30A + 625 bps), 10/25/33 (144A)	$ 2,224,355
3,410,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.01% (SOFR30A + 500 bps), 8/25/33 (144A)	3,201,015
2,700,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA1, Class B2, 10.856% (1 Month USD LIBOR + 1,075 bps), 1/25/49 (144A)	3,077,263
2,790,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 10.606% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	3,164,239
1,000,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.356% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	1,149,727
1,000,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.356% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	1,144,844
1,645,184(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class B, 10.856% (1 Month USD LIBOR + 1,075 bps), 3/25/25	1,643,072
1,900,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.41% (SOFR30A + 740 bps), 11/25/50 (144A)	2,128,200
18,548	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	11,776
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	4,270
430,000(b)	Home Re, Ltd., Series 2020-1, Class B1, 7.106% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	438,552
1,690,000(b)	Home Re, Ltd., Series 2020-1, Class M2, 5.356% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,730,793
1,550,000(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.356% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	1,555,949
400,000(b)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.856% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	407,314
1,360,000(b)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.706% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	1,376,596
560,000(b)	Traingle Re, Ltd., Series 2021-1, Class B1, 4.606% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	562,025
310,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	322,661
430,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 3/25/60 (144A)	437,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,749,857)	$66,445,852
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2% of Net Assets
275,000(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.76% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 304,795
2,500,000(b)	Multifamily Connecticut Avenue Securities Trust, Series 2020-1, Class M10, 3.856% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	2,604,788
371,564(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	369,636
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,680,903)	$3,279,219
CORPORATE BONDS - 9.6% of Net Assets
Advertising - 0.3%
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	$ 586,849
3,444,000(d)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	3,503,995
Total Advertising	$4,090,844
Airlines - 0.2%
498,408	British Airways Pass Through Trust, 2020-1, Class B, 8.375%, 11/15/28 (144A)	$ 570,998
1,720,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	1,883,916
Total Airlines	$2,454,914
Auto Parts & Equipment - 0.3%
2,617,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$2,687,332
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,872,731
Total Auto Parts & Equipment	$4,560,063
Banks - 2.2%
102,800	Credit Suisse AG London, 0.0%, 5/10/22	$3,197,080
2,324,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,411,266
8,650,000(c)(e)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	9,650,373
5,857,000(c)(e)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	6,772,156
8,125,000(c)(e)	Natwest Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	9,569,625
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,920,000
Total Banks	$34,520,500
Commercial Services - 0.2%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$2,474,863
Total Commercial Services	$2,474,863
Diversified Financial Services - 0.2%
2,710,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,920,025
Total Diversified Financial Services	$2,920,025
Entertainment - 0.3%
4,396,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$4,736,690
Total Entertainment	$4,736,690
Media - 0.2%
2,183,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	$2,278,506
Principal Amount USD ($)	Value
Media - (continued)
853,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	$ 462,753
Total Media	$2,741,259
Oil & Gas - 0.2%
3,932,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	$2,967,028
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	192,828
Total Oil & Gas	$3,159,856
Pipelines - 0.4%
2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$2,238,500
1,669,000(c)(e)	Energy Transfer LP, 6.25% (3 Month USD LIBOR + 403 bps)	1,414,477
3,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,870,400
Total Pipelines	$6,523,377
Retail - 0.2%
3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$3,100,604
Total Retail	$3,100,604
Telecommunications - 4.8%
32,401,000	Lumen Technologies, Inc., 7.6%, 9/15/39	$37,167,511
32,530,000	Lumen Technologies, Inc., 7.65%, 3/15/42	37,084,200
Total Telecommunications	$74,251,711
Transportation - 0.1%
2,065,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$2,204,398
Total Transportation	$2,204,398
TOTAL CORPORATE BONDS
(Cost $127,052,507)	$147,739,104
FOREIGN GOVERNMENT BONDS - 2.6% of Net Assets
Indonesia - 2.6%
IDR	174,208,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$13,061,077
IDR	168,547,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	13,357,043
IDR	164,441,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	13,147,767
Total Indonesia	$39,565,887
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $36,250,815)	$39,565,887
INSURANCE-LINKED SECURITIES - 3.0% of Net Assets#
Event Linked Bonds- 1.6%
Earthquakes - U.S. - 0.1%
250,000(b)	Sakura Re, Ltd, 4.008% (3 Month U.S. Treasury Bill + 400 bps), 4/7/25 (144A)	$ 252,600
500,000(b)	Torrey Pines Re Pte, Ltd, 1.75% (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	499,200
$ 751,800
Inland Flood - U.S. - 0.1%
500,000(b)	FloodSmart Re, Ltd, 15.088% (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	$ 501,500
1,350,000(b)	FloodSmart Re, Ltd, 13.0% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	1,362,150
$1,863,650
Multiperil - Florida - 0.0%†
250,000(b)	Sanders Re II, Ltd, 5.508% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$ 253,925
Multiperil - U.S. - 0.4%
700,000(b)	Bonanza Re, 4.758% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$ 706,510
250,000(b)	Caelus Re VI, 5.508% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	254,275
1,250,000(b)	Easton Re Pte, 4.008% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	1,257,000
500,000(b)	Four Lakes Re, 7.008% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	496,850
500,000(b)	Four Lakes Re, 9.508% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	493,200
500,000(b)	Herbie Re, 9.008% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	526,650
1,000,000(b)	Residential Reinsurance 2020, 6.258% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)	1,009,900
1,250,000(b)	Sussex Capital UK Pcc, Ltd., 7.758% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	1,276,750
$6,021,135
Multiperil - U.S. & Canada - 0.1%
250,000(b)	Kilimanjaro III Re, Ltd, 4.258% (3 Month U.S. Treasury Bill + 425 bps), 4/21/25 (144A)	$ 249,875
250,000(b)	Kilimanjaro III Re, Ltd, 4.258% (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	249,875
250,000(b)	Kilimanjaro III Re, Ltd, 4.508% (3 Month U.S. Treasury Bill + 450 bps), 4/21/25 (144A)	249,875
250,000(b)	Kilimanjaro III Re, Ltd, 4.508% (3 Month U.S. Treasury Bill + 450 bps), 4/20/26 (144A)	249,875
250,000(b)	Kilimanjaro III Re, Ltd, 11.258% (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	249,875
250,000(b)	Kilimanjaro III Re, Ltd, 11.258% (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	249,875
500,000(b)	Mystic Re IV, Ltd, 9.008% (3 Month U.S. Treasury Bill + 900 bps), 1/8/24 (144A)	511,000
250,000(b)	Mona Lisa Re, 8.008% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	253,350
500,000(a)(b)	Vista Re, Ltd, 0.508% (3 Month U.S. Treasury Bill + 50 bps), 5/21/24 (144A)	500,000
$2,763,600

Multiperil - U.S. Regional - 0.2%
2,000,000(b)	First Coast Re 2017-1, Ltd, 4.19% (3 Month U.S. Treasury Bill + 419 bps), 6/7/21 (144A)	$2,000,800
750,000(b)	Long Point Re III 2018, 2.758% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	752,925
$2,753,725
Multiperil - Worldwide - 0.1%
1,000,000(b)	Northshore Re II, 5.758% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$1,025,000
Pandemic - U.S. - 0.0%†
250,000(b)	Vitality Re XI, 1.808% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 243,125
Principal Amount USD ($)	Value
Windstorm - Florida - 0.1%
1,250,000(b)	First Coast Re III Pte, Ltd, 6.008% (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$1,256,875
Windstorm - Japan - 0.0%†
500,000(b)	Sakura Re, Ltd, 2.258% (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 501,650
Windstorm - North Carolina - 0.1%
1,000,000(b)	Cape Lookout Re, Ltd, 3.258% (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 997,200
Windstorm - Texas - 0.1%
2,000,000(b)	Alamo Re 2018-1, 3.408% (3 Month U.S. Treasury Bill + 340 bps), 6/7/21 (144A)	$2,001,600
Windstorm - U.S. - 0.0%†
500,000(b)	Bonanza Re, 4.758% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 505,100
Windstorm - U.S. Regional - 0.3%
500,000(b)	Cosaint Re Pte, Ltd, 9.258% (3 Month U.S. Treasury Bill + 925 bps), 4/3/24 (144A)	$ 504,500
500,000(f)	Matterhorn Re, 12/7/21 (144A)	466,350
750,000(b)	Matterhorn Re, 4.386% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	751,050
2,000,000(b)	Matterhorn Re, 5.636% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	2,000,800
500,000(b)	Matterhorn Re, 10.008% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	510,000
250,000(b)	Matterhorn Re 2020-2, 6.258% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	251,200
$4,483,900
Total Event Linked Bonds	$25,422,285
Face Amount USD ($)
Collateralized Reinsurance - 0.3%
Multiperil - U.S. - 0.2%
1,800,000+(a)(g)	Ballybunion Re, 2/28/22	$1,881,100
1,500,000+(g)	Ballybunion Re 2020-3, 7/31/24	1,542,530
300,000+(g)	Dingle Re 2019, 2/1/22	6,158
250,000+(a)(g)	Dingle Re 2020, 12/31/21	258,623
$3,688,411
Multiperil - Worldwide - 0.1%
700,000+(a)(g)	Cypress Re 2017, 1/31/22	$ 70
500,000+(a)(g)	Limestone Re, 3/1/24 (144A)	130,600
12,000+(g)	Limestone Re 2016-1, 8/31/21	1,000
12,000+(g)	Limestone Re 2016-1, 8/31/21	1,000
26,000+(g)	Limestone Re 2019-A, 9/9/22 (144A)	–
19,000+(g)	Limestone Re 2019-B, 9/9/22 (144A)	–
250,000+(a)(g)	Merion Re 2021-1, 12/31/24	225,465
250,000+(a)(g)	Old Head Re 2021, 12/31/24	210,015
700,000+(a)(g)	Resilience Re, 5/1/22	70
300,000+(a)(g)	Walton Health Re 2019, 6/30/21	252,102
$ 820,322
Windstorm - U.S. Regional - 0.0%†
250,000+(a)(g)	Oakmont Re 2017, 4/30/21	$ 7,350
Total Collateralized Reinsurance	$4,516,083
Reinsurance Sidecars - 1.1%
Multiperil - U.S. - 0.1%
1,500,000+(a)(g)	Carnoustie Re 2017, 11/30/21	$ 197,700
500,000+(a)(g)	Carnoustie Re 2021, 12/31/24	511,361
1,500,000+(h)	Harambee Re 2019, 12/31/22	12,600
$ 721,661
Multiperil - Worldwide - 1.0%
2,400+(g)	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,975
12,149+(h)	Alturas Re 2019-2, 3/10/22	32,267
60,078+(h)	Alturas Re 2020-2, 3/10/23	75,326
439,922+(a)(h)	Alturas Re 2021-2, 12/31/24	432,839
750,000+(a)(g)	Bantry Re 2019, 12/31/22	25,473
750,000+(a)(g)	Bantry Re 2021, 12/31/24	784,640
900,000+(a)(g)	Berwick Re 2017-1, 2/1/22	29,790
46,259+(a)(g)	Berwick Re 2018-1, 12/31/21	4,445
1,391,977+(a)(g)	Berwick Re 2019-1, 12/31/22	166,341
1,500,000+(a)(g)	Berwick Re 2021-1, 12/31/24	1,570,050
15,000+(g)	Eden Re II, 3/22/23 (144A)	81,127
100,000+(a)(g)	Eden Re II 2020, 3/22/24 (144A)	121,340
600,000+(a)(g)	Eden Re II, Ltd, 3/21/25 (144A)	582,120
900,000+(a)(g)	Eden Re II, Series B, 3/21/25 (144A)	871,740
750,000+(g)	Gleneagles Re 2019, 12/31/22	16,760
500,000+(a)(g)	Gleneagles Re 2021, 12/31/24	515,959
1,500,000+(a)(g)	Gullane Re 2021, 12/31/24	1,548,397
250,000+(a)(h)	Lion Rock Re 2021, 12/31/24	271,225
2,000,000+(a)(g)	Merion Re 2021-2, 12/31/24	2,053,736
1,250,000+(a)(g)	Pangaea Re 2019-1, 2/1/23	26,047
750,000+(g)	Pangaea Re 2020-1, 2/1/24	15,916
1,500,000+(a)(g)	Pangaea Re 2020-1, 12/31/24	1,542,127
300,000+(a)(g)	Sector Re V, 3/1/25 (144A)	359,054
500,000+(a)(g)	Sector Re V, 12/1/25 (144A)	489,869
900,000+(a)(g)	Sector Re V, 12/1/25 (144A)	881,763
Principal Amount USD ($)	Value
Multiperil - Worldwide - (continued)
250,000+(g)	Sector Re V, Ltd., 3/1/26 (144A)	$ 250,000
200,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	112,665
100,000+(a)(g)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	237,467
1,000,000+(a)(g)	St. Andrews Re 2017-1, 2/1/22	67,800
608,294+(a)(g)	St. Andrews Re 2017-4, 6/1/21	59,856
1,500,000+(a)(h)	Thopas Re 2019, 12/31/22	62,700
1,000,000+(h)	Thopas Re 2020, 12/31/23	3,300
1,500,000+(a)(h)	Thopas Re 2021, 12/31/24	1,532,850
1,600,000+(g)	Versutus Re 2019-B, 12/31/21	26,240
1,500,000+(a)(h)	Viribus Re 2019, 12/31/22	62,250
1,000,000+(a)(h)	Viribus Re 2020, 12/31/23	6,300
898,080+(a)(h)	Viribus Re 2021, 12/31/24	953,492
600,000+(a)(g)	Woburn Re 2019, 12/31/22	177,420
$16,061,666
Total Reinsurance Sidecars	$16,783,327
TOTAL INSURANCE-LINKED SECURITIES
(Cost $45,779,909)	$46,721,695
Principal Amount USD ($)
U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.6% of Net Assets
42,241,500	U.S. Treasury Note, 1.125%, 2/15/31	$40,314,232
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
(Cost $40,204,239)	$40,314,232
Shares
EQUITY LINKED NOTES - 18.8% of Net Assets
Advertising - 0.2%
123,400	Credit Suisse AG (Outfront Media, Inc.), 3/22/22	$2,988,995
Total Advertising	$2,988,995
Aerospace & Defense - 0.5%
189,500	Merrill Lynch International & Co. CV (Spirit AeroSystems Holdings, Inc.), 20.36%, 12/27/21	$7,650,115
Total Aerospace & Defense	$7,650,115
Air Freight & Logistics - 0.7%
76,700	Citigroup Global Markets Holdings, Inc. (AerCap Holdings NV), 11.52%, 5/3/22 (144A)	$4,460,872
105,600	Goldman Sachs International (AerCap Holdings NV), 16.4%, 3/22/22	6,027,120
Total Air Freight & Logistics	$10,487,992
Auto Manufacturers - 0.2%
62,800	Citigroup Global Markets Holdings, Inc. (General Motors Co.), 12.96%, 4/11/22 (144A)	$3,670,660
Total Auto Manufacturers	$3,670,660
Banks - 1.4%
23,900	Citigroup Global Markets Holdings, Inc. (M&T Bank Corp.), 10.8%, 4/11/22 (144A)	$3,736,287
118,700(a)	Credit Suisse AG (Citigroup, Inc.), 12/13/21	7,458,158
92,900	JP Morgan Structured Products BV (Wells Fargo & Co.), 0.009%, 4/19/22	3,984,481
140,100	UBS AG (Wells Fargo & Co.), 8.6%, 4/26/22	6,099,954
Total Banks	$21,278,880
Beverages - 0.7%
46,900	BNP Paribas Issuance BV (Constellation Brands, Inc.), 6.76%, 4/19/22 (144A)	$10,943,646
Total Beverages	$10,943,646
Biotechnology - 0.1%
4,400	Royal Bank of Canada (Regeneron Pharmaceuticals, Inc.), 12.47%, 5/25/21 (144A)	$2,144,406
Total Biotechnology	$2,144,406
Chemicals - 1.0%
116,100	Toronto-Dominion Bank (Mosaic Co.), 15.87%, 4/1/22	$3,811,911
223,400	Toronto-Dominion Bank (Mosaic Co.), 18.38%, 3/22/22	7,799,564
24,300	Toronto-Dominion Bank (The Mosaic Co.), 9.68%, 4/11/22	3,665,522
Total Chemicals	$15,276,997
Commercial Services & Supplies - 1.2%
65,900	Goldman Sachs International (International Flavors & Fragrances, Inc.), 11.01%, 2/23/22	$9,117,595
426,200	Merrill Lynch International & Co. CV (Compass Group Plc), 8.7%, 2/22/22	8,971,510
Total Commercial Services & Supplies	$18,089,105
Consumer Discretionary - 0.6%
128,000	Citigroup Global Markets Holdings, Inc. (Omnicom Group, Inc.), 10.66%, 2/15/22 (144A)	$9,162,470
Total Consumer Discretionary	$9,162,470
Consumer Finance - 0.2%
51,730	Royal Bank of Canada (Aercap Holdings NV), 15.34%, 4/4/22	$3,067,330
Total Consumer Finance	$3,067,330
Electric Utilities - 0.2%
113,000	Merrill Lynch International & Co. CV (First Energy Corp.), 11.67%, 12/21/21	$3,795,139
Total Electric Utilities	$3,795,139
Health Care Providers & Services - 0.4%
180,600	BNP Paribas Issuance BV (Elanco Animal Health, Inc.), 11.87%, 3/7/22	$5,878,530
Total Health Care Providers & Services	$5,878,530
Healthcare-Services - 0.3%
66,000	Toronto-Dominion Bank (Centene Corp.), 9.25%, 1/14/22	$4,132,293
Total Healthcare-Services	$4,132,293
Shares	Value
Hotels, Restaurants & Leisure - 1.0%
52,900	BNP Paribas Issuance BV (Marriott International, Inc.), 11.09%, 3/1/22	$7,504,658
98,500(f)	Morgan Stanley Finance LLC (Darden Restaurants, Inc.), 5/10/21 (144A)	7,296,560
Total Hotels, Restaurants & Leisure	$14,801,218
Information Technology - 0.5%
148,200	JP Morgan Structured Products BV (Cisco Systems, Inc.), 8.05%, 3/29/22	$7,495,956
Total Information Technology	$7,495,956
Insurance - 0.5%
146,000	BNP Paribas Issuance BV (Hartford Financial Services Group), 11.59%, 11/23/21 (144A)	$7,493,596
Total Insurance	$7,493,596
Interactive Media & Services - 1.4%
4,400	Merrill Lynch International & Co. CV (Alphabet, Inc.), 0.085%, 10/12/21	$7,160,490
25,800	Merrill Lynch International & Co. CV (Facebook, Inc.), 0.104%, 3/1/22	7,600,896
26,000	Royal Bank of Canada (Facebook, Inc.), 10.85%, 2/11/22 (144A)	7,639,421
Total Interactive Media & Services	$22,400,807
Internet & Direct Marketing Retail - 1.7%
94,800	Citigroup Global Markets Holdings, Inc. (eBay, Inc.), 10.62%, 10/28/21 (144A)	$5,218,740
139,400(f)	Morgan Stanley Finance LLC (eBay, Inc.), 6/24/21	7,308,045
31,400	Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 10.39%, 4/21/22 (144A)	7,451,534
25,700	Royal Bank of Canada (Alibaba Group Holdings, Ltd.), 12.92%, 2/11/22 (144A)	6,377,969
Total Internet & Direct Marketing Retail	$26,356,288
Iron & Steel - 0.5%
38,500	Royal Bank of Canada (Stanley Black & Decker, Inc.), 10.02%, 2/14/22	$7,395,765
Total Iron & Steel	$7,395,765
Metals & Mining - 0.4%
239,800	Credit Suisse AG (Teck Resources, Ltd.), 17.1%, 3/7/22	$5,501,731
Total Metals & Mining	$5,501,731
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
56,500	Citigroup Global Markets Holdings, Inc. (PennyMac Financial Services, Inc.), 19.24%, 7/28/21	$3,422,770
65,400	Citigroup Global Markets Holdings, Inc. (PennyMac Financial Services, Inc.), 24.31%, 5/14/21 (144A)	3,984,168
417,400	Goldman Sachs International (New Residential Investment Corp.), 27.54%, 5/24/21	2,665,517
Total Mortgage Real Estate Investment Trusts (REITs)	$10,072,455
Oil, Gas & Consumable Fuels - 1.2%
69,200	BNP Paribas Issuance (Marathon Petroleum Corp.), 18.85%, 8/12/21	$2,923,008
24,800	BNP Paribas Issuance BV (CW Corp. of Delaware), 8.92%, 11/30/21 (144A)	3,758,365
119,700	JP Morgan Structured Products BV (Marathon Petroleum Corp.), 18.4%, 11/10/21	4,244,080
1,130,400	Merrill Lynch International & Co. CV (INPEX Corp.), 0.0%, 2/15/22	7,392,816
Total Oil, Gas & Consumable Fuels	$18,318,269
Personal Products - 0.2%
11,800	Citigroup Global Markets Holdings, Inc. (Ulta Beauty, Inc.), 10.25%, 4/11/22 (144A)	$3,793,464
Total Personal Products	$3,793,464
Semiconductors & Semiconductor Equipment - 2.2%
54,700	BNP Paribas Issuance BV (Micron Technology, Inc.), 12.58%, 11/23/21	$3,726,322
41,200	Citigroup Global Markets Holdings, Inc. (Micron Technology, Inc.), 12.55%, 4/11/22 (144A)	3,573,276
80,300(a)	Goldman Sachs International (Micron Technology, Inc.), 13.35%, 10/19/21	4,422,764
46,400	Goldman Sachs International (QUALCOMM, Inc.), 13.27%, 2/15/22	6,758,160
47,400	JP Morgan Structured Products BV (QUALCOMM, Inc.), 11.5%, 11/17/21	6,809,915
75,500	Royal Bank of Canada (Micron Technology, Inc.), 13.37%, 10/22/21 (144A)	4,333,217
59,400	Royal Bank Of Canada (Micron Technology, Inc.), 12.78%, 11/30/21 (144A)	4,022,984
Total Semiconductors & Semiconductor Equipment	$33,646,638
Software - 0.3%
76,100	Royal Bank of Canada (Oracle Corp.), 8.43%, 6/29/21	$4,441,501
Total Software	$4,441,501
Trading Companies & Distributors - 0.2%
20,000	Citigroup Global Markets Holdings, Inc. (United Rentals, Inc.), 16.33%, 6/1/21 (144A)	$2,813,704
Total Trading Companies & Distributors	$2,813,704
Transportation - 0.3%
100,300	UBS AG (Knight-Swift Transportation), 9.85%, 11/23/21	$4,336,972
Total Transportation	$4,336,972
TOTAL EQUITY LINKED NOTES
(Cost $272,466,281)	$287,434,922
INVESTMENT COMPANY - 0.7% of Net Assets
2,603,698	Invesco Senior Income Trust	$11,039,680
TOTAL INVESTMENT COMPANY
(Cost $11,211,501)	$11,039,680
RIGHT/WARRANT - 0.0%† of Net Assets
Health Care Providers & Services - 0.0%†
959,816(i)	ANR, Inc., 3/31/23	$ 5,279
Total Health Care Providers & Services	$ 5,279
TOTAL RIGHT/WARRANT
(Cost $-)	$ 5,279
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
1,000	Put Option on Euro	Citigroup Global Markets, Ltd. USD	887,500 USD	1.20	7/9/21	$1,137,500
TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
(Premiums paid $887,500)	$1,137,500
TOTAL OPTIONS PURCHASED
(Premiums paid $887,500)	$1,137,500

TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.5%
(Cost $1,324,036,906)	$1,469,419,507
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 0.0%†
CLOSED-END FUND - 0.0%† of Net Assets
23,901(j)	Pioneer Floating Rate Trust	$ 195,509	$ (52,131)	$ 592,217	$ 267,452
TOTAL CLOSED-END FUND
(Cost $253,083)	$ 267,452
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.0%†
(Cost $253,083)	$ 267,452
OTHER ASSETS AND LIABILITIES - 4.5%	$68,809,522
NET ASSETS - 100.0%	$1,538,496,481

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2021, the value of these securities amounted to $261,416,838, or 17.0% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2021.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at April 30, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	ANR, Inc., 3/31/23 warrants are exercisable into 959,816 shares.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alamo Re 2018-1	3/24/2021	$ 2,002,726	$ 2,001,600
Alturas Re 2019-1	12/20/2018	2,400	10,975
Alturas Re 2019-2	12/19/2018	12,149	32,267
Alturas Re 2020-2	1/1/2020	60,078	75,326
Alturas Re 2021-2	2/16/2021	439,922	432,839
Ballybunion Re	12/31/2019	1,804,847	1,881,100
Ballybunion Re 2020-3	1/21/2021	1,503,050	1,542,530
Bantry Re 2019	2/1/2019	–	25,473
Bantry Re 2021	1/11/2021	750,000	784,640
Berwick Re 2017-1	1/5/2017	29,846	29,790
Berwick Re 2018-1	1/29/2018	7,628	4,445
Berwick Re 2019-1	2/27/2019	166,329	166,341
Berwick Re 2021-1	12/28/2020	1,500,000	1,570,050
Bonanza Re	12/15/2020	500,000	505,100
Bonanza Re	2/13/2020	700,000	706,510
Caelus Re VI	4/9/2021	253,523	254,275
Cape Lookout Re, Ltd.	3/9/2021	1,000,000	997,200
Carnoustie Re 2017	1/3/2017	356,635	197,700
Carnoustie Re 2021	1/11/2021	500,000	511,361
Cosaint Re Pte, Ltd.	3/19/2021	500,000	504,500
Cypress Re 2017	1/24/2017	2,353	70
Dingle Re 2019	3/4/2019	–	6,158
Dingle Re 2020	2/13/2020	232,875	258,623
Easton Re Pte	12/15/2020	1,250,000	1,257,000
Eden Re II	12/14/2018	4,320	81,127
Eden Re II 2020	12/23/2019	100,000	121,340
Restricted Securities	Acquisition date	Cost	Value
Eden Re II, Ltd.	12/14/2020	$ 600,000	$ 582,120
Eden Re II, Series B	1/25/2021	900,000	871,740
First Coast Re 2017-1, Ltd.	3/26/2021	2,004,505	2,000,800
First Coast Re III Pte, Ltd.	3/4/2021	1,250,000	1,256,875
FloodSmart Re, Ltd.	2/9/2021	505,985	501,500
FloodSmart Re,Ltd.	2/16/2021	1,350,000	1,362,150
Four Lakes Re	11/5/2020	500,000	496,850
Four Lakes Re	11/5/2020	500,000	493,200
Gleneagles Re 2019	1/24/2019	–	16,760
Gleneagles Re 2021	1/13/2021	500,000	515,959
Gullane Re 2021	1/13/2021	1,500,000	1,548,397
Harambee Re 2019	12/20/2018	–	12,600
Herbie Re	10/19/2020	500,000	526,650
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Kilimanjaro III Re, Ltd.	4/8/2021	250,000	249,875
Limestone Re	1/3/2020	74,990	130,600
Limestone Re 2016-1	12/15/2016	990	1,000
Limestone Re 2016-1	12/15/2016	990	1,000
Limestone Re 2019-A	12/27/2018	15,143	–
Limestone Re 2019-B	12/15/2016	11,024	–
Lion Rock Re 2021	12/30/2020	250,000	271,225
Long Point Re III 2018	3/1/2019	750,261	752,925
Matterhorn Re	11/24/2020	751,090	751,050
Matterhorn Re	4/9/2021	472,031	466,350
Matterhorn Re	4/9/2021	510,829	510,000
Matterhorn Re	11/24/2020	2,002,107	2,000,800
Matterhorn Re 2020-2	4/9/2021	251,329	251,200
Merion Re 2021-1	1/8/2021	216,019	225,465
Merion Re 2021-2	12/28/2020	2,000,000	2,053,736
Mona Lisa Re	4/9/2021	253,728	253,350
Mystic Re IV, Ltd.	12/15/2020	500,000	511,000
Northshore Re II	12/2/2020	1,000,000	1,025,000
Oakmont Re 2017	5/10/2017	–	7,350
Old Head Re 2021	1/11/2021	189,818	210,015
Pangaea Re 2019-1	1/9/2019	13,124	26,047
Pangaea Re 2020-1	1/21/2020	–	15,916
Pangaea Re 2020-1	1/19/2021	1,500,000	1,542,127
Residential Reinsurance 2020	10/30/2020	1,006,860	1,009,900
Resilience Re	2/8/2017	339	70
Sakura RE, Ltd.	3/24/2021	250,000	252,600
Sakura RE, Ltd.	3/24/2021	500,000	501,650
Sanders Re II, Ltd.	4/9/2021	255,229	253,925
Sector Re V	12/21/2020	900,000	881,763
Sector Re V	12/4/2020	500,000	489,869
Sector Re V	4/29/2020	300,000	359,054
Sector Re V, Ltd.	4/26/2021	250,000	250,000
Sector Re V, Series 9, Class A	4/23/2019	200,000	112,665
Sector Re V, Series 9, Class C	12/4/2019	100,000	237,467
St. Andrews Re 2017-1	1/3/2017	67,748	67,800
St. Andrews Re 2017-4	3/31/2017	–	59,856
Sussex Capital UK Pcc, Ltd.	12/7/2020	1,250,000	1,276,750
Thopas Re 2019	12/21/2018	56,837	62,700
Thopas Re 2020	2/5/2020	–	3,300
Thopas Re 2021	12/30/2020	1,500,000	1,532,850
Torrey Pines Re Pte, Ltd.	3/12/2021	500,000	499,200
Versutus Re 2019-B	12/24/2018	–	26,240
Viribus Re 2019	12/27/2018	–	62,250
Viribus Re 2020	3/12/2020	101,920	6,300
Viribus Re 2021	2/1/2021	898,080	953,492
Vista Re, Ltd.	4/26/2021	500,000	500,000
Vitality Re XI	1/31/2020	248,532	243,125
Walton Health Re 2019	7/18/2019	185,097	252,102
Woburn Re 2019	1/30/2019	156,623	177,420
Total Restricted Securities			$46,721,695
% of Net assets			3.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,880,461	JPY	(422,997,968)	Brown Brothers Harriman & Co.	5/6/21	$ 10,522
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 10,522

FUTURES CONTRACT
INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
874	S&P 500 E-MINI	6/18/21	$ (171,525,125)	$(182,425,650)	$(10,900,525)
TOTAL FUTURES CONTRACT			$ (171,525,125)	(182,425,650)	$(10,900,525)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Food & Staples Retailing	$22,547,940	$8,220,644	$–	$30,768,584
All Other Common Stocks	791,522,966	–	–	791,522,966
Preferred Stock	732,200	–	–	732,200
Asset Backed Securities	–	2,237,387	475,000	2,712,387
Collateralized Mortgage Obligations	–	66,445,852	–	66,445,852
Commercial Mortgage-Backed Securities	–	3,279,219	–	3,279,219
Corporate Bonds	–	147,739,104	–	147,739,104
Foreign Government Bonds	–	39,565,887	–	39,565,887
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	3,688,411	3,688,411
Multiperil - Worldwide	–	–	820,322	820,322
Windstorm - U.S. Regional	–	–	7,350	7,350
Reinsurance Sidecars
Multiperil - U.S.	–	–	721,661	721,661
Multiperil - Worldwide	–	–	16,061,666	16,061,666
All Other Insurance-Linked Securities	–	25,422,285	–	25,422,285
U.S. Government and Agency Obligation	–	40,314,232	–	40,314,232
Investment Companies	11,039,680	–	–	11,039,680
Equity Linked Notes	–	287,434,922	–	287,434,922
Right/Warrant	–	5,279	–	5,279
Exchange-Traded Put Option Purchased	1,137,500	–	–	1,137,500
Affiliated Closed-End Fund	267,452	–	–	267,452
Total Investments in Securities	$827,247,738	$620,664,811	$21,774,410	$1,469,686,959
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$10,522	$–	$10,522
Net unrealized depreciation on futures contracts	(10,900,525)	–	–	(10,900,525)
Total Other Financial Instruments	$(10,900,525)	$10,522	$–	$(10,890,003)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Insurance- Linked Securities	Total
Balance as of 7/31/20	$--	$15,006,494	$15,006,494
Realized gain (loss)	--	(263,459)	(263,459)
Changed in unrealized appreciation (depreciation)	--	(263,233)	(263,233)
Accrued discounts/premiums	--	(254)	(254)
Purchases	--	16,397,144	16,397,144
Sales	--	(9,577,282)	(9,577,282)
Transfers in to Level 3*	475,000	--	475,000
Transfers out of Level 3*	--	--	--
Balance as of 4/30/21	$475,000	$21,299,410	$21,774,410
*
Transfers are calculated on the beginning of period value. During the nine months ended April 30, 2021 security valued at $475,000 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2021: $62,182.